SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2016
SEGMENT REPORTING
Schedule of segment information

Revenue:

	Thousands of Yen
	2014	2015	2016
Japan
Outside customers	¥2,217,334	¥3,105,983	¥3,845,598
Intersegment*(1)	624,629	739,796	844,455
Total	2,841,963	3,845,779	4,690,053

U.S.
Outside customers	1,746,588	2,784,470	6,223,652
Intersegment*(1)	59,169	121,546	101,628
Total	1,805,757	2,906,016	6,325,280

Other
Outside customers	207,696	384,007	483,758
Intersegment*(1)	111,728	124,488	138,977
Total	319,424	508,495	622,735

Eliminations	(795,526)	(985,830)	(1,085,061)

Total revenue after eliminations	4,171,618	6,274,460	10,553,007

Adjustments*(2)	20,950	30,466	3,229

Total consolidated revenue	¥4,192,568	¥6,304,926	¥10,556,236

*(1) Intersegment transaction prices and other conditions are determined based on market prices and total costs of transactions

*(2)  These amounts primarily represent the net impact of adjustments arising from differences in the timing of the revenue recognition under U.S. GAAP and Japanese GAAP.

Segment Performance Measure:

	Thousands of Yen
	2014	2015	2016
Segment profit (loss)
Japan	¥(378,553)	¥303,149	¥30,177
U.S.	(100,923)	39,926	35,013
Other	(119,140)	(77,006)	3,933

Total segment profit after eliminations	(598,616)	266,069	69,123

Adjustments*(3)	(39,377)	9,353	(139,402)

Total consolidated operating income (loss)	(637,993)	275,422	(70,279)

Unallocated amounts:
Interest income	691	1,699	1,672
Interest expense	(30,867)	(28,177)	(54,793)
Loss on derivatives	—	—	(258,205)
Foreign currency exchange gains	120,246	200,438	161,680
Dividend income	6,750	9,000	11,250
Other-net	(8,030)	(85)	(20,075)

Total consolidated income (loss) before income taxes	¥(549,203)	¥458,297	¥(228,750)

*(3) Adjustments primarily relate to differences between U.S. GAAP and Japanese GAAP for revenue recognition, amortization of goodwill, remeasurement of earn-out and vacation allowance expenses for employees.

Segment Assets:

	Thousands of Yen
	2015	2016
Segment assets
Japan	¥7,622,397	¥11,944,178
U.S.	2,367,794	7,658,961
Other*(4)	632,699	720,152

Eliminations	(2,981,224)	(7,404,501)

Total segment assets after eliminations	7,641,666	12,918,790

Adjustments*(5)	51,511	(52,135)

Total consolidated assets	¥7,693,177	¥12,866,655

*(4) The Company recognized an impairment loss on long-lived assets of ¥5,144 thousand for the year ended March 31, 2016 consisted of property, plant and equipment owned by a subsidiary in Taiwan.

*(5) Adjustments primarily relate to differences between U.S. GAAP and Japanese GAAP for revenue recognition, depreciation and amortization and deferred tax assets.

Capital expenditures on long-lived assets:

	Thousands of Yen
	2014	2015	2016
Capital expenditures
Japan	¥496,451	¥575,196	¥455,889
U.S.	8,836	89,463	660,982
Other	15,737	24,628	8,982
Total consolidated capital expenditures	¥521,024	¥689,287	¥1,125,853

Capital expenditures relate to property and equipment, capitalized computer software costs and other intangible assets on an accrual basis.

Other Significant Items:

	Thousands of Yen
	2014	2015	2016
Depreciation and amortization
Japan	¥346,285	¥431,287	¥523,037
U.S.	49,752	113,768	313,025
Other	41,282	42,703	47,545

Total depreciation and amortization	437,319	587,758	883,607

Adjustments*(6)	5,284	1,774	12,218

Total consolidated depreciation and amortization	¥442,603	¥589,532	¥895,825

Schedule of revenue by service categories

	Thousands of Yen
	2014	2015	2016
eDiscovery
Review	¥472,074	¥832,492	¥1,998,276
Other	3,297,799	5,027,090	8,047,850
Total	3,769,873	5,859,582	10,046,126
Investigation	240,843	299,095	283,957
Sales of forensic tools	62,576	21,926	41,794
Forensic training	28,934	6,325	9,990
Other	90,342	117,998	174,369
Total revenue	¥4,192,568	¥6,304,926	¥10,556,236